GENERAL INFORMATION - Additional Information (Details)				12 Months Ended
	Sep. 17, 2013 CNY (¥)	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 HKD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares		Dec. 03, 2019	Nov. 20, 2019	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares		Sep. 22, 2017 HKD ($)	Jun. 28, 2016 shares	Jun. 27, 2016 shares	Sep. 01, 2010 shares	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 CNY (¥)	May 29, 2009 USD ($) $ / shares	Apr. 01, 2008 CNY (¥)	Nov. 21, 2007 shares
Disclosure of GENERAL INFORMATION [Line Items]
Number of shares outstanding | shares				7,306,985	3,851,485	7,306,985				5,678,703	5,678,703			2,700,000	21,900,000	14,553,949					3,200,000
Issued capital				$ 58,000,000	¥ 206,000	¥ 397,000	[1]			$ 45,000,000	¥ 306,000	[2]
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired													100.00%
Issued capital						1							$ 1
Chengdu Future
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital						30,000,000
Antelope Holdings
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital						10,000
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interests held by non-controlling interests				15.00%
Chi Wah Trading Import and Export Company [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interest in subsidiary				85.00%
Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Amounts payable, related party transactions			$ 67,900,000			¥ 40,200,000												¥ 58,900,000
Stock issued during period, shares to related parties | shares			9,999
Par value per share | $ / shares			$ 1.00
Jinjiang Hengda Ceramics Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired	100.00%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	¥ 0
Chengdu Future
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired									100.00%
Antelope Holdings
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired								100.00%
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business combination, consideration, exchange price of share | $ / shares																	$ 10.00
Business combination, consideration, number of outstanding shares acquired | shares																	5,743,320
Number of shares outstanding | shares																	8,950,171
Issued capital | $																			$ 1
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | $ / shares																			$ 1
Anhai Hengda [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																				100.00%
Anhai Hengda and Chi Wah [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Consideration transferred, acquisition-date fair value																				¥ 58,980,000
Jiangxi Hengdali Ceramic Materials Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans		¥ 60,000,000
Consideration paid (received)		¥ 185,500,000
Losses on disposals of investments					¥ 736,000

[1]	(2) Equivalent to US$58,000
[2]	(1) Equivalent to US$45,000